Convertible Debt and Treasury Stock	12 Months Ended
Dec. 31, 2016
Convertible Debt and Treasury Stock
Convertible Debt and Treasury Stock

18. Convertible Debt and Treasury Stock

Convertible Debt

In November 2013, the Company issued $800 million in aggregate principal amount of 1.00% coupon interest convertible senior notes due on December 1, 2018 (the “Notes”) at par. The Notes may be converted into ordinary shares of the Company proceeding December 1, 2018 in $1,000 principal amount or an integral multiple of $1,000 in excess thereof, at the option of the holder, which is equivalent to an initial conversion price of approximately $123.70 per ordinary share, subject to adjustment. The conversion rate may be adjusted under certain circumstances, such as distribution of dividends and stock splits. In addition, upon a make-whole fundamental change, the Company will, under certain circumstances, increase the applicable conversion rate for a holder that elects to convert its Notes in connection with such make-whole fundamental change. On October 14, 2016, the Company made an in-kind distribution of ordinary shares of Weibo, which triggered the conversion price to adjust to $115.89 per ordinary share. As of December 1, 2018, unless earlier converted, the Company is required to redeem the notes.

The net proceeds to the Company from the issuance of the Notes were $783.2 million, net of issuance cost of $16.8 million. Concurrently, the Company repurchased its shares of $100.0 million from the open market. The Company pays cash interest at an annual rate of 1.00% on the Notes, payable semiannually in arrears in cash on June 1 and December 1 of each year, beginning June 1, 2014. The issuance costs of the Notes are being amortized to interest expense to the earliest redemption date of the Notes (“December 1, 2016”) using effective interest method.

Concurrently with the issuance of the Notes, the Company offered a put option (the “Put Option”) to the holders of the Notes, which enable the holders to have the right to require the Company to repurchase for cash all or part of the Notes at a price equal to 100% of the principal amount of the Notes plus accrued and unpaid interest to the repurchase date (“December 1, 2016”). If a fundamental change (as defined in the Indenture) occurs prior to the maturity date, the Notes holders may require the Company to purchase for cash all or any portion of the Notes at a purchase price equal to 100% of the principal amount of the Notes to be purchased plus accrued and unpaid interest, if any, to, but excluding, the fundamental change purchase date.

In accordance with ASC 815-10-15, the Company concluded that (i) The Put Option is considered clearly and closely related to its debt host and does not meet the requirement for bifurcation as the Notes holders can only recover its initial investment upon exercise of its option, there are no interest rate scenarios under which the embedded derivative would at least double the investor’s initial rate of return; (ii) The bifurcation of the conversion feature from the debt host, the Notes, is not required as the scope exception prescribed in ASC 815-10-15 is met as the conversion option is considered indexed to the entity’s own stock and classified in stockholders’ equity; (iii) There is no beneficial conversion feature noted at the issuance date as the conversion price of the Notes is greater than the stock price of the Company at the date of issuance. Therefore, the offering of the Notes and the embedded put option should be accounted for as bundle transactions in accordance with the accounting rule and the value of the Notes and Put Option are measured at par under the caption of convertible debts in the consolidated balance sheets. As of December 31, 2015, the convertible debt has been reclassified from long-term liabilities into current liabilities since the holders of the Notes may require the Company to repurchase their notes. On December 1, 2016, the Company repurchased $646.9 million principal amount of convertible debt upon the exercise of the put option by the Notes holders and the remaining notes were reclassified to a  non-current liability as of December 31, 2016, which has a maturity date of December 1, 2018.

Treasury Stock

In 2003, the Company’s board of directors approved to use up to $100 million of net proceeds to repurchase the Company’s outstanding ordinary shares concurrently through legally permissible means (the “2013 Program”).  As of December 31, 2015 and 2016, approximately  1.2 million shares were accumulatively repurchased under the 2013 Program in the amount of $100.0 million.

In 2014, the board of directors of the Company has approved a share repurchase program whereby SINA was authorized to repurchase its own ordinary shares with an aggregate value of up to $500 million (the “2014 Program”). The Company expects to fund the repurchase out of its existing cash balance. As of May 31, 2015, the expiration date of the program, the Company has repurchased approximately 8.1 million shares for approximately $311 million in cash under the 2014 Program.

In February 2016, the board of directors of the Company has approved a new share repurchase plan whereby the Company is authorized to repurchase its own ordinary shares with an aggregate value of up to $500 million for a period through the end of June 2017 (the “2016 Program”). As of December 31, 2016, approximately 0.3 million shares were repurchased for approximately $26.1 million in cash under the 2016 Program.

All the ordinary shares repurchased above are no longer outstanding and pending for cancellation and are included as treasury stock.